LONG-TERM DEBT - Noncurrent portion of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM DEBT
Total long-term debt, current and non current	$ 5,727.6	$ 5,899.4	$ 6,375.0
Less current portion	(27.1)	(44.9)
Long-term debt	$ 5,700.5	$ 5,854.5